Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Property Subject to or Available for Operating Lease, Accumulated Depreciation	$ 800	$ 700
Property Subject to or Available for Operating Lease, Gross	4,300	4,300
Lessor, Operating Lease, Payment to be Received, Year One	886
Lessor, Operating Lease, Payment to be Received, Year Two	906
Lessor, Operating Lease, Payment to be Received, Year Three	906
Lessor, Operating Lease, Payment to be Received, Year Four	786
Lessor, Operating Lease, Payment to be Received, Year Five	544
Lessor, Operating Lease, Payment to be Received, after Year Five	$ 2,074
Future Minimum Lease Receipts	The following table shows the future minimum lease receipts through 2025 and thereafter (in thousands):

Operating Leases
2021	$886
2022	906
2023	906
2024	786
2025	544
Thereafter	2,074
Total	$6,102

Operating Lease, Lease Income	$ 900	1,000
Lessor, Operating Lease, Payments to be Received	6,102
Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Property Subject to or Available for Operating Lease, Accumulated Depreciation	800	700
Property Subject to or Available for Operating Lease, Gross	4,300	4,300
Lessor, Operating Lease, Payment to be Received, Year One	886
Lessor, Operating Lease, Payment to be Received, Year Two	906
Lessor, Operating Lease, Payment to be Received, Year Three	906
Lessor, Operating Lease, Payment to be Received, Year Four	786
Lessor, Operating Lease, Payment to be Received, Year Five	544
Lessor, Operating Lease, Payment to be Received, after Year Five	$ 2,074
Future Minimum Lease Receipts	The following table shows the future minimum lease receipts through 2025 and thereafter (in thousands):

Operating Leases
2021	$886
2022	906
2023	906
2024	786
2025	544
Thereafter	2,074
Total	$6,102

Operating Lease, Lease Income	$ 900	$ 1,000
Lessor, Operating Lease, Payments to be Received	$ 6,102